Note 16 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six-month period ended June 30,
	2024	2025
	EPS	EPS
Net income from continuing operations	$201,671	$218,046
Net income/ (loss) from discontinued operations	3,876	(27,547)
Net income	205,547	190,499
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations	(1,628)	(1,890)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations	277	213
Net income attributable to Costamare Inc.	204,196	188,822
Less: paid and accrued earnings allocated to Preferred Stock	(13,278)	(10,402)
Less: deemed dividend in redemption of Series E Preferred Stock	(5,446)	-
Net income available to common stockholders	$185,472	$178,420
Weighted average number of common shares, basic and diluted	118,902,719	120,039,623
Earnings per common share, basic and diluted, continuing operations	$1.53	$1.71
Earnings/ (losses) per common share, basic and diluted, discontinued operations	0.03	(0.23)
Earnings per common share, basic and diluted	$1.56	$1.49